Risks Arising from Financial Instruments and Risk Management - Schedule of Foreign Currency Denominated Financial Assets and Liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 MXN ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)
Financial assets
Cash	$ 755,238					$ 503,562					$ 3,838,650
Trade and other receivables	1,655,084					1,399,977					370,537
Loans receivable											955,022
Financial liabilities
Trade and other payables	3,575,873					3,309,037					2,982,499
Lease liabilities	317,543					396,121										$ 135,337
Convertible promissory notes	$ 7,000,000					$ 1,055,420
Currency Risk [Member]
Financial assets
Cash			$ 10,844,230	€ 12,504	£ 100			$ 5,028,415	€ 11,304	£ 100				€ 12,504	£ 16,558
Trade and other receivables			28,011,582	3,076	354			24,199,567	3,076	354				3,076	293,055
Due from related parties			68,814					68,814
Cash and cash held in trust		$ 171,262					$ 287,503					$ 5,473,500
Loans receivable		69,071										515,197			469,233
Total financial assets		240,333	38,924,626	15,580	454		287,503	29,296,796	14,380	454		5,988,697		15,580	778,846
Financial liabilities
Trade and other payables		4,634,103	5,313,308	9,256	2,126		4,137,013	5,425,846	5,263	2,126		2,809,356		838	820,809
Due to related party		1,060,778					882,165					425,962
Lease liabilities		464,398	4,311,767				191,706	4,609,418
Loans and borrowings		1,254,124		124,890			1,177,564		124,890			315,557		124,890
Convertible promissory notes		9,953,121					1,446,893
Secured promissory notes		8,648,385					10,465,530
Secured convertible debenture		5,696,159					5,681,053
Total financial liabilities		$ 31,711,068	$ 9,625,075	€ 134,146	£ 2,126		$ 23,981,924	$ 10,035,264	€ 130,153	£ 2,126		$ 3,550,875		€ 125,728	£ 820,809